Basis of preparation (Tables)	12 Months Ended
Mar. 31, 2023
Basis of preparation
Schedule of impact on consolidated financial statements due to hyperinflation

Year ended 31 March 2023
Increase/(decrease)
€m
Revenue	85
Operating profit	(87)
Profit for the financial year	(123)
Non-current assets	814
Equity attributable to owners of the parent	777
Non-controlling interests	37